10-K - Shareholders' Equity (Summary of Activity Related to Restricted Stock Units) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units (RSUs) [Member]
Unvested shares
Outstanding at beginning	81,352	100,861	177,760
Outstanding, shares at beginning	955,999	861,695
Granted	403,026	483,281
Forfeited	(13,835)	(70,126)
Vested and issued	325,490	318,851
Outstanding at ending	62,201	81,352	100,861	177,760
Outstanding, shares at ending	1,019,700	955,999	861,695
Weighted-Average Grant Date Fair Value Per Share
Outstanding, beginning balance	$ 109.29	$ 95.63
Granted	$ 133.46	121.26	$ 100.27	$ 101.79
Forfeited		110.86
Vested and Issued		90.17
Outstanding, ending balance		$ 109.29	$ 95.63
Performance Shares [Member]
Unvested shares
Outstanding, shares at beginning	341,850	392,043
Granted	105,581	95,038
Forfeited		(87,554)
Vested and issued	140,498	57,677
Outstanding, shares at ending	306,933	341,850	392,043
Weighted-Average Grant Date Fair Value Per Share
Outstanding, beginning balance	$ 103.53	$ 91.63
Granted	$ 133.30	117.94	$ 96.99	87.19
Forfeited		80.70
Vested and Issued		81.04
Outstanding, ending balance		$ 103.53	$ 91.63
Deferred Share Units [Member]
Unvested shares
Outstanding at beginning	26,536	24,442
Granted	3,945	2,094
Outstanding at ending	30,481	26,536	24,442
Weighted-Average Grant Date Fair Value Per Share
Outstanding, beginning balance	$ 68.55	$ 64.05
Granted	$ 136.47	121.00	$ 99.80	$ 103.81
Outstanding, ending balance		$ 68.55	$ 64.05
Progressive Waste Solutions Ltd. [Member] | Restricted Stock Units (RSUs) [Member]
Unvested shares
Outstanding at beginning	57,829	63,032
Cash settled	(5,803)	(5,203)
Outstanding at ending	52,026	57,829	63,032